Document and Entity Information	0 Months Ended
Mar. 02, 2015
Risk/Return:
Document Type	497
Document Period End Date	Mar. 02, 2015
Registrant Name	MFS SERIES TRUST XIII
Central Index Key	0000356349
Amendment Flag	false
Document Creation Date	Mar. 02, 2015
Document Effective Date	Mar. 02, 2015
Prospectus Date	Jun. 28, 2014
MFS® New Discovery Value Fund | A
Risk/Return:
Trading Symbol	NDVAX
MFS® New Discovery Value Fund | B
Risk/Return:
Trading Symbol	NDVBX
MFS® New Discovery Value Fund | C
Risk/Return:
Trading Symbol	NDVCX
MFS® New Discovery Value Fund | I
Risk/Return:
Trading Symbol	NDVIX
MFS® New Discovery Value Fund | R1
Risk/Return:
Trading Symbol	NDVRX
MFS® New Discovery Value Fund | R2
Risk/Return:
Trading Symbol	NDVSX
MFS® New Discovery Value Fund | R3
Risk/Return:
Trading Symbol	NDVTX
MFS® New Discovery Value Fund | R4
Risk/Return:
Trading Symbol	NDVUX
MFS® New Discovery Value Fund | R5
Risk/Return:
Trading Symbol	NDVVX